Guarantor and Non-Guarantor Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Guarantor and Non-Guarantor Condensed Consolidating Financial Information
16.	GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The following consolidating schedules present condensed financial information of (i) the Company; (ii) certain of its subsidiaries (Guarantors) that guarantee certain obligations of the Company (the Senior Notes; the ABL Facility; the 2011 Term Loan; the Amended 2007 Term Loan; and the Cash Flow Revolver); and (iii) its other subsidiaries (Non-Guarantors). The Guarantors under the Senior Notes are identical to the Guarantors under the ABL Facility; the 2011 Term Loan; the Amended 2007 Term Loan; and the Cash Flow Revolver. Separate financial statements and other disclosures with respect to the Guarantor subsidiaries have not been provided because the Company believes the following information is sufficient, as the Guarantor subsidiaries are 100% owned by the Company and all guarantees under the Senior Notes are full and unconditional and joint and several, subject to certain release provisions which the Company has concluded are customary and therefore consistent with the Company’s ability to present condensed financial information of the Guarantors. Under the Senior Notes, a Guarantor subsidiary’s guarantee may be released when any of the following occur: (i) the sale of the Guarantor subsidiary or all of its assets; (ii) a merger or consolidation of the Guarantor subsidiary with and into the Company or another Guarantor subsidiary; (iii) upon the liquidation of the Guarantor subsidiary following the transfer of all of its assets to the Company or another Guarantor subsidiary; (iv) the rating on the securities is changed to investment grade; (v) the requirements for legal defeasance or covenant defeasance or discharge of the obligation have been satisfied; (vi) the Guarantor subsidiary is declared unrestricted for covenant purposes; or (vii) the Guarantor subsidiary’s guarantee of other indebtedness is terminated or released.

Notwithstanding the aforementioned customary release provisions under the Senior Notes, (i) each subsidiary guarantee is in place throughout the life of the Senior Notes, and no Guarantor may elect to opt out or cancel its guarantee solely at its option; (ii) there are no restrictions, limitations or caps on the guarantees; and (iii) there are no provisions that would delay the payments that would be required of the Guarantors under the guarantees.

	Condensed Consolidating Balance Sheet March 30, 2013
	(in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Accounts receivable — net	$299,168	$31,819	$937,946	$—	$1,268,933
Inventories	1,034,826	52,171	—	—	1,086,997
Other current assets	306,477	6,775	87,233	—	400,485
Property and equipment	868,475	85,309	788,499	—	1,742,283
Goodwill	3,833,301	—	—	—	3,833,301
Other intangibles	852,556	—	—	—	852,556
Investments in subsidiaries	1,341,015	—	—	(1,341,015)	—
Intercompany receivables	—	588,661	—	(588,661)	—
Other assets	59,147	17	34,419	(23,200)	70,383

Total assets	$8,594,965	$764,752	$1,848,097	$(1,952,876)	$9,254,938

Accounts payable	$1,249,062	$40,869	$—	$—	$1,289,931
Other current liabilities	536,081	13,343	25,966	—	575,390
Long-term debt	3,653,975	12,322	1,136,508	—	4,802,805
Intercompany payables	551,605	—	37,056	(588,661)	—
Other liabilities	878,473	—	5,770	(23,200)	861,043
Shareholder’s equity	1,725,769	698,218	642,797	(1,341,015)	1,725,769

Total liabilities and shareholder’s equity	$8,594,965	$764,752	$1,848,097	$(1,952,876)	$9,254,938

	Condensed Consolidating Balance Sheet
	December 29, 2012
	(in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Accounts receivable — net	$283,325	$31,303	$901,984	$—	$1,216,612
Inventories	1,041,628	50,864	—	—	1,092,492
Other current assets	357,830	5,937	87,635	—	451,402
Property and equipment	834,116	85,486	786,786	—	1,706,388
Goodwill	3,833,301	—	—	—	3,833,301
Other intangibles	889,453	—	—	—	889,453
Investments in subsidiaries	1,319,079	—	—	(1,319,079)	—
Intercompany receivables	—	573,654	—	(573,654)	—
Other assets	61,977	17	34,964	(23,200)	73,758

Total assets	$8,620,709	$747,261	$1,811,369	$(1,915,933)	$9,263,406

Accounts payable	$1,204,529	$35,113	$148	$—	$1,239,790
Other current liabilities	561,032	12,334	25,657	—	599,023
Long-term debt	3,628,391	—	1,136,508	—	4,764,899
Intercompany payables	549,633	—	24,021	(573,654)	—
Other liabilities	862,568	—	5,770	(23,200)	845,138
Shareholder’s equity	1,814,556	699,814	619,265	(1,319,079)	1,814,556

Total liabilities and shareholder’s equity	$8,620,709	$747,261	$1,811,369	$(1,915,933)	$9,263,406

	Condensed Consolidating Statement of Comprehensive Income (Loss)
	13-Weeks Ended March 30, 2013
	(in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$5,264,586	$140,336	$23,568	$(23,568)	$5,404,922
Cost of goods sold	4,383,434	112,349	—	—	4,495,783

Gross profit	881,152	27,987	23,568	(23,568)	909,139
Operating expenses:
Distribution, selling and admininstrative	872,964	23,494	15,565	(28,053)	883,970
Restructuring and tangible asset impairment charges	402	—	1,390	—	1,792

Total operating expenses	873,366	23,494	16,955	(28,053)	885,762

Operating income	7,786	4,493	6,613	4,485	23,377
Interest expense — net	70,723	—	11,103	—	81,826
Loss on extinguishment of debt	23,967	—	—	—	23,967
Other expense (income) — net	27,001	(4,485)	(27,001)	4,485	—

(Loss) income before income taxes	(113,905)	8,978	22,511	—	(82,416)
Income tax provision	4,502	—	7,790	—	12,292
Equity in earnings of subsidiaries	23,699	—	—	(23,699)	—

Net (loss) income	(94,708)	8,978	14,721	(23,699)	(94,708)
Other comphrehensive income	2,876	—	—	—	2,876

Comprehensive (loss) income	$(91,832)	$8,978	$14,721	$(23,699)	$(91,832)

	Condensed Consolidating Statement of Comprehensive Income (Loss)
	13-Weeks Ended March 31, 2012
	(in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$5,115,859	$143,867	$23,697	$(23,697)	$5,259,726
Cost of goods sold	4,266,024	117,261	—	—	4,383,285

Gross profit	849,835	26,606	23,697	(23,697)	876,441
Operating expenses:
Distribution, selling and admininstrative	798,993	23,312	15,229	(27,392)	810,142
Restructuring and tangible asset impairment charges	6	—	—	—	6

Total operating expenses	798,999	23,312	15,229	(27,392)	810,148

Operating income	50,836	3,294	8,468	3,695	66,293
Interest expense — net	60,143	19	11,432	—	71,594
Other expense (income) — net	22,643	(3,695)	(22,643)	3,695	—

(Loss) income before income taxes	(31,950)	6,970	19,679	—	(5,301)
Income tax (benefit) provision	(8,408)	—	6,596	—	(1,812)
Equity in earnings of subsidiaries	20,053	—	—	(20,053)	—

Net (loss) income	(3,489)	6,970	13,083	(20,053)	(3,489)
Other comphrehensive income	5,973	—	—	—	5,973

Comprehensive income (loss)	$2,484	$6,970	$13,083	$(20,053)	$2,484

	Condensed Consolidating Statement of Cash Flows
	13-Weeks Ended March 30, 2013
	(in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Consolidated
Net cash (used in) provided by operating activities	$(17,839)	$961	$6,774	$(10,104)

Cash flows from investing activities:
Proceeds from sales of property and equipment	3,463	—	—	3,463
Purchases of property and equipment	(53,712)	(887)	—	(54,599)

Net cash used in investing activities	(50,249)	(887)	—	(51,136)

Cash flows from financing activities:
Proceeds from debt refinancing	388,125	—		388,125
Proceeds from other borrowings	456,000	—	—	456,000
Payment for debt financing costs	(6,065)	—	—	(6,065)
Principal payments on debt and capital leases	(494,169)	(107)		(494,276)
Repurchase of senior subordinated notes	(375,144)	—	—	(375,144)
Capital contributions (distributions)	6,774	—	(6,774)	—
Proceeds from parent company common stock sales	54	—	—	54
Parent company common stock repurchased	(809)	—	—	(809)

Net cash used in financing activities	(25,234)	(107)	(6,774)	(32,115)

Net decrease in cash and cash equivalents	(93,322)	(33)	—	(93,355)
Cash and cash equivalents — beginning of period	240,902	1,555	—	242,457

Cash and cash equivalents — end of period	$147,580	$1,522	$—	$149,102

	Condensed Consolidating Statement of Cash Flows
	13-Weeks Ended March 31, 2012
	(in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Consolidated
Net cash (used in) provided by operating activities	$(96,289)	$21,742	$9,060	$(65,487)

Cash flows from investing activities:
Acquisition of businesses	(861)	—	—	(861)
Proceeds from sales of property and equipment	500	—	3,188	3,688
Purchases of property and equipment	(103,248)	(21,678)	—	(124,926)

Net cash (used in) provided by investing activities	(103,609)	(21,678)	3,188	(122,099)

Cash flows from financing activities:
Proceeds from debt borrowings	439,000	—	—	439,000
Principal payments on debt and capital leases	(334,349)	—	(7,656)	(342,005)
Capital contributions (distributions)	4,592	—	(4,592)	—
Proceeds from parent company common stock sales	200	—	—	200

Net cash provided by (used in) financing activities	109,443	—	(12,248)	97,195

Net (decrease) increase in cash and cash equivalents	(90,455)	64	—	(90,391)
Cash and cash equivalents — beginning of period	201,092	1,599	—	202,691

Cash and cash equivalents — end of period	$110,637	$1,663	$—	$112,300

21.	GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The following consolidating schedules present condensed financial information of (i) the Company; (ii) certain of its subsidiaries (Guarantors) that guarantee certain obligations of the Company (the Senior Notes; the ABL Facility; the 2011 Term Loan; the Amended 2007 Term Loan; and the Cash Flow Revolver); and (iii) its other subsidiaries (Non-Guarantors). The Guarantors under the Senior Notes are identical to the Guarantors under the ABL Facility; the 2011 Term Loan; the Amended 2007 Term Loan; and the Cash Flow Revolver. Separate financial statements and other disclosures with respect to the Guarantor subsidiaries have not been provided because the Company believes the following information is sufficient, as the Guarantor subsidiaries are 100% owned by the Company and all guarantees under the Senior Notes are full and unconditional and joint and several, subject to certain release provisions which the Company has concluded are customary and therefore consistent with the Company’s ability to present condensed financial information of the Guarantors. Under the Senior Notes, a Guarantor subsidiary’s guarantee may be released when any of the following occur: (i) the sale of the Guarantor subsidiary or all of its assets; (ii) a merger or consolidation of the Guarantor subsidiary with and into the Company or another Guarantor subsidiary; (iii) upon the liquidation of the Guarantor subsidiary following the transfer of all of its assets to the Company or another Guarantor subsidiary; (iv) the rating on the securities is changed to investment grade; (v) the requirements for legal defeasance or covenant defeasance or discharge of the obligation have been satisfied; (vi) the Guarantor subsidiary is declared unrestricted for covenant purposes; or (vii) the Guarantor subsidiary’s guarantee of other indebtedness is terminated or released.

Notwithstanding the aforementioned customary release provisions under the Senior Notes, (i) each subsidiary guarantee is in place throughout the life of the Senior Notes, and no Guarantor may elect to opt out or cancel its guarantee solely at its option; (ii) there are no restrictions, limitations or caps on the guarantees; and (iii) there are no provisions that would delay the payments that would be required of the Guarantors under the guarantees.

	Condensed Consolidating Balance Sheet December 29, 2012 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Accounts receivable — net	$283,325	$31,303	$901,984	$—	$1,216,612
Inventories	1,041,628	50,864	—	—	1,092,492
Other current assets	357,830	5,937	87,635	—	451,402
Property and equipment	834,116	85,486	786,786	—	1,706,388
Goodwill	3,833,301	—	—	—	3,833,301
Other intangibles	889,453	—	—	—	889,453
Investments in subsidiaries	1,319,079	—	—	(1,319,079)	—
Intercompany receivables	—	573,654	—	(573,654)	—
Other assets	61,977	17	34,964	(23,200)	73,758

Total assets	$8,620,709	$747,261	$1,811,369	$(1,915,933)	$9,263,406

Accounts payable	$1,204,529	$35,113	$148	$—	$1,239,790
Other current liabilities	561,032	12,334	25,657	—	599,023
Long-term debt	3,628,391	—	1,136,508	—	4,764,899
Intercompany payables	549,633	—	24,021	(573,654)	—
Other liabilities	862,568	—	5,770	(23,200)	845,138
Shareholder’s equity	1,814,556	699,814	619,265	(1,319,079)	1,814,556

Total liabilities and shareholder’s equity	$8,620,709	$747,261	$1,811,369	$(1,915,933)	$9,263,406

	Condensed Consolidating Balance Sheet December 31, 2011 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Accounts receivable — net	$260,248	$31,849	$841,206	$—	$1,133,303
Inventories	807,655	43,763	—	—	851,418
Other current assets	371,016	5,955	73,823	—	450,794
Property and equipment	700,474	74,654	821,689	—	1,596,817
Goodwill	3,818,088	—	—	—	3,818,088
Other intangibles	984,682	—	—	—	984,682
Investments in subsidiaries	1,088,818	—	—	(1,088,818)	—
Intercompany receivables	—	566,055		(566,055)	—
Other assets	69,904	19	11,402	—	81,325

Total assets	$8,100,885	$722,295	$1,748,120	$(1,654,873)	$8,916,427

Accounts payable	$941,179	$31,841	$369	$—	$973,389
Other current liabilities	612,248	15,548	171,601	—	799,397
Long-term debt	3,281,749	—	1,156,091		4,437,840
Intercompany payables	566,055	—	—	(566,055)	—
Other liabilities	838,674	—	6,147	—	844,821
Shareholder’s equity	1,860,980	674,906	413,912	(1,088,818)	1,860,980

Total liabilities and shareholder’s equity	$8,100,885	$722,295	$1,748,120	$(1,654,873)	$8,916,427

	Condensed Consolidating Statement of Comprehensive Income (Loss) Year Ended December 29, 2012 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$21,087,568	$577,353	$94,387	$(94,387)	$21,664,921
Cost of goods sold	17,503,932	468,017	—	—	17,971,949

Gross profit	3,583,636	109,336	94,387	(94,387)	3,692,972

Operating expenses:
Distribution, selling and admininstrative	3,306,527	95,300	58,883	(111,171)	3,349,539
Restructuring and tangible asset impairment charges	6,158	—	2,765	—	8,923

Total operating expenses	3,312,685	95,300	61,648	(111,171)	3,358,462

Operating income	270,951	14,036	32,739	16,784	334,510
Interest expense — net	265,719	19	46,074	—	311,812
Loss on extinguishment of debt	30,627	—	796	—	31,423
Other expense (income) — net	100,078	(16,784)	(100,078)	16,784	—

(Loss) income before income taxes	(125,473)	30,801	85,947	—	(8,725)
Income tax provision	13,767	—	28,681	—	42,448
Equity in earnings of subsidiaries	88,067	—	—	(88,067)	—

Net (loss) income	(51,173)	30,801	57,266	(88,067)	(51,173)
Other comphrehensive income	3,410	—	—	—	3,410

Comprehensive (loss) income	$(47,763)	$30,801	$57,266	$(88,067)	$(47,763)

	Condensed Consolidating Statement of Comprehensive Income (Loss) Year Ended December 31, 2011 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$19,759,156	$585,713	$95,584	$(95,584)	$20,344,869
Cost of goods sold	16,363,613	476,237	—	—	16,839,850

Gross profit	3,395,543	109,476	95,584	(95,584)	3,505,019

Operating expenses:
Distribution, selling and admininstrative	3,135,044	94,532	72,575	(108,404)	3,193,747
Restructuring and tangible asset impairment charges	68,700	—	3,192	—	71,892

Total operating expenses	3,203,744	94,532	75,767	(108,404)	3,265,639

Operating income	191,799	14,944	19,817	12,820	239,380
Interest expense (income) — net	277,212	(15,822)	46,224	—	307,614
Loss on extinguishment of debt	76,011	—	—	—	76,011
Other expense (income) — net	103,469	(25,782)	(90,507)	12,820	—

(Loss) income before income taxes	(264,893)	56,548	64,100	—	(144,245)
Income tax (benefit) provision	(68,355)	—	26,281	—	(42,074)
Equity in earnings of subsidiaries	94,367	—	—	(94,367)	—

Net (loss) income	(102,171)	56,548	37,819	(94,367)	(102,171)
Other comphrehensive loss	(123)	—	—	—	(123)

Comprehensive (loss) income	$(102,294)	$56,548	$37,819	$(94,367)	$(102,294)

	Condensed Consolidating Statement of Comprehensive Income (Loss) Year Ended January 1, 2011 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$18,311,183	$550,909	$97,494	$(97,494)	$18,862,092
Cost of goods sold	15,008,858	443,133	—	—	15,451,991

Gross profit	3,302,325	107,776	97,494	(97,494)	3,410,101

Operating expenses:
Distribution, selling and admininstrative	3,007,896	94,071	59,256	(105,972)	3,055,251
Restructuring and tangible asset impairment charges	8,852	—	1,660	—	10,512

Total operating expenses	3,016,748	94,071	60,916	(105,972)	3,065,763

Operating income	285,577	13,705	36,578	8,478	344,338
Interest expense (income) — net	330,155	(31,527)	43,090	—	341,718
Other expense (income) — net	134,333	(51,102)	(91,709)	8,478	—

(Loss) income before income taxes	(178,911)	96,334	85,197	—	2,620
Income tax (benefit) provision	(11,919)	—	27,504	—	15,585
Equity in earnings of subsidiaries	154,027	—	—	(154,027)	—

Net (loss) income	(12,965)	96,334	57,693	(154,027)	(12,965)
Other comphrehensive loss	(20,411)	—	—	—	(20,411)

Comprehensive (loss) income	$(33,376)	$96,334	$57,693	$(154,027)	$(33,376)

	Condensed Consolidating Statement of Cash Flows Year Ended December 29, 2012 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Consolidated
Net cash provided by operating activities	$250,365	$34,832	$30,722	$315,919

Cash flows from investing activities:
Acquisition of businesses	(106,041)	—	—	(106,041)
Proceeds from sales of property and equipment	12,264	—	7,421	19,685
Purchases of property and equipment	(258,566)	(34,876)	(14)	(293,456)

Net cash (used in) provided by investing activities	(352,343)	(34,876)	7,407	(379,812)

Cash flows from financing activities:
Proceeds from debt refinancing	583,625	—	686,000	1,269,625
Proceeds from other borrowings	2,031,000	—	—	2,031,000
Payment for debt financing costs	(31,648)	—	(3,440)	(35,088)
Principal payments on debt and capital leases	(2,129,041)	—	(854,526)	(2,983,567)
Repurchase of senior subordinated notes	(175,338)	—	—	(175,338)
Capital (distributions) contributions	(133,837)	—	133,837	—
Proceeds from parent company common stock sales	761	—	—	761
Parent company common stock repurchased	(3,734)	—	—	(3,734)

Net cash provided by (used in) financing activities	141,788	—	(38,129)	103,659

Net increase (decrease) in cash and cash equivalents	39,810	(44)	—	39,766
Cash and cash equivalents — beginning of year	201,092	1,599	—	202,691

Cash and cash equivalents — end of year	$240,902	$1,555	$—	$242,457

	Condensed Consolidating Statement of Cash Flows Year Ended December 31, 2011 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Consolidated
Net cash provided by operating activities	$369,532	$12,012	$37,623	$419,167

Cash flows from investing activities:
Acquisition of businesses	(41,385)	—	—	(41,385)
Proceeds from sales of property and equipment	2,454	—	5,033	7,487
Purchases of property and equipment	(289,380)	(15,023)	(11)	(304,414)

Net cash (used in) provided by investing activities	(328,311)	(15,023)	5,022	(338,312)

Cash flows from financing activities:
Proceeds from debt refinancing	900,000	—	—	900,000
Proceeds from other borrowings	225,000	—	—	225,000
Redemption of senior notes	(1,064,159)	—	—	(1,064,159)
Payment for debt financing costs	(29,569)	—	—	(29,569)
Principal payments on debt and capital leases	(331,015)	—	(8,272)	(339,287)
Capital contributions (distributions)	34,373	—	(34,373)	—
Proceeds from parent company common stock sales	9,960	—	—	9,960
Parent company common stock repurchased	(3,222)	—	—	(3,222)

Net cash used in financing activities	(258,632)	—	(42,645)	(301,277)

Net decrease in cash and cash equivalents	(217,411)	(3,011)	—	(220,422)
Cash and cash equivalents — beginning of year	418,503	4,610	—	423,113

Cash and cash equivalents — end of year	$201,092	$1,599	$—	$202,691

	Condensed Consolidating Statement of Cash Flows Year Ended January 1, 2011 (in thousands)
	US Foods, Inc.	Guarantors	Non-Guarantors	Consolidated
Net cash provided by operating activities	$402,335	$32,968	$46,113	$481,416

Cash flows from investing activities:
Proceeds from sales of property and equipment	10,362	—	4,695	15,057
Purchases of property and equipment	(230,567)	(32,668)	(8,269)	(271,504)
Other investing	(1,837)	—	—	(1,837)

Net cash used in investing activities	(222,042)	(32,668)	(3,574)	(258,284)

Cash flows from financing activities:
Principal payments on debt and capital leases	(21,446)	—	(9,380)	(30,826)
Capital contributions (distributions)	33,159	—	(33,159)	—
Proceeds from parent company common stock sales	4,737	—	—	4,737
Parent company common stock repurchased	(3,916)	—	—	(3,916)

Net cash provided by (used in) financing activities	12,534	—	(42,539)	(30,005)

Net increase in cash and cash equivalents	192,827	300	—	193,127
Cash and cash equivalents — beginning of year	225,676	4,310	—	229,986

Cash and cash equivalents — end of year	$418,503	$4,610	$—	$423,113